INSURANCE CONTRACTS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Realization of contract service margin	R$ 24,414,758	R$ 22,162,319
Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	24,414,758	22,162,319
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,489,957	3,210,179
Not later than one year [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,489,957	3,210,179
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,423,170	1,736,463
Later than one year and not later than two years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,423,170	1,736,463
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,883,419	1,671,090
Later than two years and not later than three years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,883,419	1,671,090
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,624,982	1,317,926
Later than three years and not later than four years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,624,982	1,317,926
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,405,499	1,163,876
Later than four years and not later than five years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,405,499	1,163,876
Later than five years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	14,587,731	13,062,785
Later than five years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	R$ 14,587,731	R$ 13,062,785